Agreement and Plan of Merger (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Agreement And Plan Of Merger
Summary of Total Consideration Paid

The following table summarizes the total consideration paid pursuant to the Merger Agreement, which was based on the closing market price of Akari’s ADS as of the November 14, 2024 acquisition date:

($ in thousands)	Number of ADSs issued and issuable on exercise	Consideration
Company ADSs issued to Peak Bio Inc. shareholders	12,613,942	$28,129
Company ADSs issuable on exercise of November 2022 Peak Investor Warrants and April 2023 Peak Investor Warrants	2,764,569	1,844
Company ADSs issuable on exercise of Peak Bio Adjusted Stock Options	1,618,081	—
Total consideration	16,996,592	$29,973

The following table summarizes the total consideration paid pursuant to the Merger Agreement, which was based on the closing market price of Akari’s ADS as of the November 14, 2024 acquisition date:

($ in thousands)	Number of ADSs issued and issuable on exercise	Consideration
Company ADSs issued to Peak Bio Inc. shareholders	12,613,942	$28,129
Company ADSs issuable on exercise of November 2022 Peak Investor Warrants and April 2023 Peak Investor Warrants	2,764,569	1,844
Company ADSs issuable on exercise of Peak Bio Adjusted Options	1,618,081	—
Total consideration	16,996,592	$29,973

Summary of Assumptions Used to Determine Fair Value of the Assumed Warrants

	Peak Bio Assumed Warrants
	November 2022	April 2023
Stock price per ADS	$2.23	$2.23
Exercise price	$39.18	$2.04
Expected term (in years)	3.0	3.5
Expected volatility	86.4%	84.1%
Risk-free interest rate	4.3%	4.3%
Expected dividend yield	0.0%	0.0%

	Peak Bio Assumed Warrants
	November 2022	April 2023
Stock (ADS) price	$2.23	$2.23
Exercise price	$39.18	$2.04
Expected term (in years)	3.0	3.5
Expected volatility	86.4%	84.1%
Risk-free interest rate	4.3%	4.3%
Expected dividend yield	—	—

Summary of Final Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the fair values of assets acquired and liabilities assumed as of the acquisition date (in thousands):

Assets acquired
Cash and restricted cash	$382
Prepaid expenses and other current assets	10
Acquired IPR&D	39,180
Total assets acquired	39,572
Liabilities assumed
Accounts payable and accrued expenses	6,979
Convertible notes	700
Notes payable	659
Notes payable, related party	1,651
Deferred tax liability	8,040
Total liabilities assumed	18,029
Total assets acquired and liabilities assumed	21,543
Goodwill	8,430
Net assets acquired	$29,973

The following table summarizes the final fair values of assets acquired and liabilities assumed as of the acquisition date (in thousands):

Assets acquired
Cash and restricted cash	$382
Prepaid expenses and other current assets	10
Acquired in-process research and development	39,180
Total assets acquired	39,572
Liabilities assumed
Accounts payable and accrued expenses	6,979
Convertible notes	700
Notes payable	659
Notes payable, related party	1,651
Deferred tax liability	8,040
Total liabilities assumed	18,029
Total assets acquired and liabilities assumed	21,543
Goodwill	8,430
Net assets acquired	$29,973

Summary of Fair Value of IPR&D Intangible Assets	The fair value of IPR&D intangible assets was as follows (in thousands):
In-Process Research and Development
AKTX-101	$34,000
PHP-303	5,180
Total in-process research and development	$39,180
The fair value of IPR&D intangible assets were as follows (in thousands):
In-Process Research and Development
AKTX 101	$34,000
PHP 303	5,180
Acquired intangible assets	$39,180

Summary of Results of Operations

Operating expenses:
Research and development	$7,230
General and administrative	104,756
Merger-related expenses	—
Restructuring and other expenses	—
Total operating expenses	111,986
Loss from operations	(111,986)
Other expense, net	(28,007)
Net loss	$(139,993)

Summary of Pro Forma Financial Information
	Three Months Ended September 30, 2024		Nine Months Ended September 30, 2024
	As Reported	Pro Forma	As Reported	Pro Forma
Net loss	$(2,895)	(4,387)	$(16,019)	(21,107)

	Year Ended December 31,
	2024		2023
	As Reported	Pro Forma	As Reported	Pro Forma
Net loss	$(19,791)	$(23,791)	$(10,008)	$(19,851)